Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation and qualifying accounts, beginning balance	$ 5	$ 7	$ 31
Additions Charged to Expense/ Revenue	50	61	57
Deductions	(50)	(63)	(81)
Valuation and qualifying accounts, ending balance	5	5	7
Reserve for returns, credits, and promotional discounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation and qualifying accounts, beginning balance	40	32	31
Additions Charged to Expense/ Revenue	334	302	261
Deductions	(335)	(294)	(260)
Valuation and qualifying accounts, ending balance	$ 39	$ 40	$ 32